Cover	Mar. 10, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2021
Entity File Number	001-37825
Entity Registrant Name	Talend S.A.
Entity Central Index Key	0001668105
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	5-7, rue Salomon de Rothschild
Entity Address, City or Town	Suresnes
Entity Address, Country	FR
Entity Address, Postal Zip Code	92150
Country Region	+33
City Area Code	(0) 1 4
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.08 per share*
Trading Symbol	TLND
Security Exchange Name	NASDAQ
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.08 per share
Trading Symbol	TLND
Security Exchange Name	NASDAQ